Staff costs and Directors' remuneration (Tables)	12 Months Ended
Dec. 31, 2025
Number and average number of employees [abstract]
Summary of Staff Costs

	2025	2024	2023
Staff costs	$m	$m	$m
Wages and salaries	1,888	1,890	1,752
Social security costs	167	159	143
Share-based payment cost (note 27)	72	67	56
Pension and other post-retirement benefits:
Defined benefit plans	7	7	4
Defined contribution plans	66	62	58
	2,200	2,185	2,013

Analysed as:
Costs borne by IHG[a]	792	800	747
Costs borne by the System Fund or reimbursed[a]	1,408	1,385	1,266
	2,200	2,185	2,013
a.In 2025, includes $8m classified as exceptional relating to the global efficiency programme. An additional $7m is included in costs borne by the System
Fund or reimbursed.
4. Staff costs and Directors’ remuneration continued
Staff costs and average number of employees continued

Summary of Average Number of Employees

Monthly average number of employees, including part-time employees	2025	2024	2023
Employees whose costs are borne by IHG:
Americas	1,665	1,612	1,578
EMEAA	3,629	3,635	3,642
Greater China	368	357	352
Central	1,797	1,783	1,720
	7,459	7,387	7,292
Employees whose costs are borne by the System Fund or are reimbursed	20,390	20,752	20,306
	27,849	28,139	27,598

Summary of Director's Remuneration	Directors’ remuneration

	2025	2024	2023
	$m	$m	$m
Base salaries, fees, annual performance payments and benefits	7.8	6.9	6.9